Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Related Party Transactions
Related Party Transactions

Note 11. Related Party Transactions

In June 2024, Allan Marshall, the Company’s CEO advanced the Company $100,000 to enable the Company to purchase equipment needed for the new warehouse facility.  This advance was paid in July 2024.  No interest or other fees were paid related to this transaction.  Subsequent to December 31, 2024, Mr. Marshall advanced the Company $400,000 to cover short term negative cash flow.

In March 2025, Allan Marshall purchased 125,000 shares of Series A preferred shares from the Company at a per share price of $2.60 per preferred share. This purchase was settled through the cancellation of the $400,000 advance previously mentioned. At March 31, 2025 there was $75,000 of this advance remaining and was paid subsequent to the period end, March 31, 2025.

On April 1, 2024, the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall.  The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month on a triple net basis.  The initial term of the lease is five years.   The Company spent $611,768 in leasehold improvements to prepare the facility for product manufacturing, which will be amortized over the five year lease term.  At June 30, 2024 there was $100,004 accrued for the deposit, 3 months’ rent, and 3 months estimated expenses, this was paid in July 2024 and is now kept current.  Product manufacturing was at full capacity and fully moved from the Nevada facility as of August 1, 2024.

On June 13, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) pursuant to which the Company sold one hundred percent (100%) of the issued and outstanding equity (the “Interests”) of its wholly owned subsidiary VitaMedica, Inc. to three investors (the “Buyers”). One of the minority interest buyers is Allan Marshall, the Company’s CEO.  The purchase price for the stock was Six Million Dollars ($6,000,000), subject to certain customary post-closing adjustments.  The proceeds of the transaction will be used for working capital, the reduction of debt and the reduction of other liabilities currently outstanding.

In June 2022, the Company entered into a promissory note with a member of management.  The loan was for $1,500,000 and has a two-year term with an interest rate of 8.5% per annum with an additional PIK of 3.5% per annum.   On November 15, 2023, the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter, the amortization of the note over a 12-month period, starting in June of 2025. $1,000,000 of the principal was used as part of the VitaMedica purchase price.  The principal outstanding and accrued interest at June 30, 2024 was $500,000 and $169,662, respectively.  The accrued interest was paid in July of 2024.  The principal outstanding and accrued interest at December 31, 2024 was $500,000 and $30,760, respectively.   In addition, the Company issued Mr. Marshall a warrant to purchase up to 18,750 shares of the Company’s common stock for five years at a per share price of $22.00.

The above related party transactions are not necessarily indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent parties.

Note 11. Related Party Transactions

In June 2024, Allan Marshall, the Company’s CEO advanced the Company $100,000 to enable the Company to purchase equipment needed for the new warehouse facility.  This advance was paid in July 2024.  No interest or other fees were paid related to this transaction.

On April 1, 2024, the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall.  The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month on a triple net basis.  The initial term of the lease is five years.   The Company spent $611,768 in leasehold improvements to prepare the facility for product manufacturing, which will be amortized over the five year lease term.  At June 30, 2024 there was $100,004 accrued for the deposit, 3 months’ rent, and 3 months estimated expenses, this was paid in July 2024 and is now kept current.  Product manufacturing was at full capacity and fully moved from the Nevada facility as of August 1, 2024.

On June 13, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) pursuant to which the Company sold one hundred percent (100%) of the issued and outstanding equity (the “Interests”) of its wholly owned subsidiary VitaMedica, Inc. to three investors (the “Buyers”). One of the minority interest buyers is Allan Marshall, the Company’s CEO.  The purchase price for the stock was Six Million Dollars ($6,000,000), subject to certain customary post-closing adjustments.  The proceeds of the transaction will be used for working capital, the reduction of debt and the reduction of other liabilities currently outstanding.

In June 2022, the Company entered into a promissory note with a member of management.  The loan was for $1,500,000 and has a two-year term with an interest rate of 8.5% per annum with an additional PIK of 3.5% per annum.   On November 15, 2023, the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter, the amortization of the note over a 12-month period, starting in June of 2025.  $1,000,000 of the principal was used as part of the VitaMedica purchase price.  The principal outstanding and accrued interest at June 30, 2024 was $500,000 and $169,662, respectively.  The accrued interest was paid in July of 2024.  In addition, the Company issued Mr. Marshall a warrant to purchase up to 18,750 shares of the Company’s common stock for five years at a per share price of $22.00.  The note has been classified as long-term in the consolidated financial statements.

The above related party transactions are not necessarily indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent parties.